Share Based Compensation (Details) - Schedule of company’s share option plan activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Company SShare Option Plan Activity Abstract
Weighted average exercise price Outstanding beginning	$ 13.82	$ 13.17
Weighted average Remaining Contractual Life (Years) Outstanding beginning		7 years 6 months 7 days
Aggregated Intrinsic Value (thousand) Outstanding beginning (in Dollars)	$ 79	$ 76
Weighted average exercise price Granted	$ 17.35	$ 16.38
Number of options Exercised (in Shares)
Weighted average exercise price Exercised
Number of options Forfeited (in Shares)
Weighted average exercise price Forfeited		17.35
Weighted average exercise price Outstanding Ending	$ 14.55	$ 13.82
Weighted average Remaining Contractual Life (Years) Outstanding Ending	8 years 1 month 9 days	7 years 9 months 18 days
Aggregated Intrinsic Value (thousand) Outstanding Ending (in Dollars)	$ 372	$ 79
Weighted average exercise price Exercisable Beginning		$ 11.73
Weighted average Remaining Contractual Life (Years) Exercisable Beginning		7 years 9 months
Aggregated Intrinsic Value (thousand) Exercisable Beginning (in Dollars)		$ 69
Weighted average exercise price Exercisable Ending	$ 14.82
Weighted average Remaining Contractual Life (Years) Exercisable Ending	7 years 10 months 24 days
Aggregated Intrinsic Value (thousand) Exercisable Ending (in Dollars)	$ 163